Expense Example - Trust - BlackRock Cash Funds: Treasury - Trust Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	262
Expense Example, with Redemption, 10 Years	$ 598